Warrants (Details) - $ / shares	5 Months Ended	6 Months Ended	7 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Aug. 15, 2022	Aug. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrants
Beginning Balance				1,084,725		1,084,725
Beginning Balance				$ 30.00		$ 30.00
Granted
Exercised						(1,083,008)
Exercised	$ 1.98	$ 1.87	$ 10.25	$ 9.36		$ 30.00
Expired						(1,717)
Expired						$ 30.00
Granted		15,138,947				214,642
Ending Balance
Ending Balance